May 4, 2020

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	William Blair Funds
File Nos. 033-17463 and 811-05344

One International Place, 40th Floor 100 Oliver Street

Boston, MA 02110-2605

+1 617 728 7100 Main

+1 617 426 6567 Fax www.dechert.com

STEPHANIE A. CAPISTRON

stephanie.capistron@dechert.com +1 617 728 7127 Direct

+1 617 275 8364 Fax

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), the undersigned hereby certifies on behalf of William Blair Funds (the "Trust") that the forms of Prospectuses and Statement of Additional Information included in Post-Effective Amendment No. 133 to the Trust's Registration Statement on Form N-1A ("PEA 133") that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 133. I hereby further certify that PEA 133 was filed electronically with the Commission on April 29, 2020 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing. Please call me at (617) 728-7127 if you have any questions.

Very truly yours,

/s/ Stephanie A. Capistron Stephanie A. Capistron